Income taxes (Details 2) - Canadian Taxable Loss [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
2026	$ 1,317,832
2027	1,469,041
2028	928,047
2029	894,907
2030	577,424
2031	635,629
2032	851,237
2033	176,918
2035	115,755
2036	66,129
Total	$ 7,032,919